Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses

12. Vessel Operating Expenses

Vessel operating expenses, including related party amounts, are comprised as follows:

	May 19, 2010 to December 31, 2010	2011	2012
Crew wages and related costs	$-	$3,790,479	$7,238,368
Insurance	-	980,105	1,790,754
Repairs and maintenance	-	560,070	729,419
Spares and consumable stores	-	2,646,333	5,987,478
Miscellaneous expenses	-	440,460	541,013
Total	$-	$8,417,447	$16,287,032